PROPERTY, PLANT AND EQUIPMENT - Rollforward Schedule (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 5,952.9
Additions other than through business combinations, property, plant and equipment	273.7	$ 331.7
Ending balance	6,684.8	5,952.9
Construction in progress				$ 86.4
Property, plant and equipment not being depreciated			$ 3,358.2	2,819.0
Property, plant and equipment (Note 22)	6,684.8	5,952.9	6,684.8	5,952.9
Additions other than through business combinations, property, plant and equipment	273.7	331.7
Property, plant and equipment not being depreciated			3,358.2	2,819.0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	11,774.6	12,534.8
Additions other than through business combinations, property, plant and equipment	273.9	333.7
Reclassification, transfers and other non-cash movements	741.1	86.5
Reclassified as held for sale and disposals	(108.1)	(1,180.3)
Ending balance	12,681.6	11,774.6
Property, plant and equipment (Note 22)	11,774.6	11,774.6	12,681.6	11,774.6
Additions other than through business combinations, property, plant and equipment	273.9	333.7
Reclassification, transfers and other non-cash movements	741.1	86.5
Disposals and held for sale, property, plant and equipment	108.1	1,180.3
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(5,821.7)	(5,838.4)
DDA	(403.7)	(470.0)
Impairment and impairment reversal	191.0
Reclassified as held for sale and disposals	37.7	486.6
Ending balance	(5,996.8)	(5,821.7)
Property, plant and equipment (Note 22)	(5,996.8)	(5,838.4)	(5,996.8)	(5,821.7)
Disposals and held for sale, property, plant and equipment	(37.7)	(486.6)
Depreciation, property, plant and equipment	403.7	470.0
Reclassified as held for sale (Note 6)	(191.0)
Land, building, plant & equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	826.3
Ending balance	653.8	826.3
Construction in progress				0.0
Property, plant and equipment not being depreciated			0.0	0.0
Property, plant and equipment (Note 22)	826.3	826.3	653.8	826.3
Property, plant and equipment not being depreciated			0.0	0.0
Land, building, plant & equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,868.9	2,354.5
Additions other than through business combinations, property, plant and equipment	68.7	78.4
Reclassification, transfers and other non-cash movements	19.4	75.8
Reclassified as held for sale and disposals	(44.6)	(639.8)
Ending balance	1,912.5	1,868.9
Property, plant and equipment (Note 22)	1,868.9	1,868.9	1,912.5	1,868.9
Additions other than through business combinations, property, plant and equipment	68.7	78.4
Reclassification, transfers and other non-cash movements	19.4	75.8
Disposals and held for sale, property, plant and equipment	44.6	639.8
Land, building, plant & equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,042.6)	(1,254.4)
DDA	(139.7)	(155.1)
Impairment and impairment reversal	(114.0)
Reclassified as held for sale and disposals	37.7	366.8
Ending balance	(1,258.7)	(1,042.6)
Property, plant and equipment (Note 22)	(1,258.7)	(1,254.4)	(1,258.7)	(1,042.6)
Disposals and held for sale, property, plant and equipment	(37.7)	(366.8)
Depreciation, property, plant and equipment	139.7	155.1
Reclassified as held for sale (Note 6)	114.0
Development projects and Exploration & evaluation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,066.4
Ending balance	2,702.4	2,066.4
Construction in progress				0.0
Property, plant and equipment not being depreciated			2,702.4	2,066.4
Property, plant and equipment (Note 22)	2,066.4	2,066.4	2,702.4	2,066.4
Property, plant and equipment not being depreciated			2,702.4	2,066.4
Development projects and Exploration & evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,839.2	2,809.7
Additions other than through business combinations, property, plant and equipment	17.8	32.9
Reclassification, transfers and other non-cash movements	681.6	(0.7)
Reclassified as held for sale and disposals	(63.5)	(2.7)
Ending balance	3,475.1	2,839.2
Property, plant and equipment (Note 22)	3,475.1	2,809.7	3,475.1	2,839.2
Additions other than through business combinations, property, plant and equipment	17.8	32.9
Reclassification, transfers and other non-cash movements	681.6	(0.7)
Disposals and held for sale, property, plant and equipment	63.5	2.7
Development projects and Exploration & evaluation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(772.7)	(772.8)
DDA	0.0	0.0
Impairment and impairment reversal	0.0
Reclassified as held for sale and disposals	0.0	0.0
Ending balance	(772.7)	(772.7)
Property, plant and equipment (Note 22)	(772.7)	(772.8)	(772.7)	(772.7)
Disposals and held for sale, property, plant and equipment	0.0	0.0
Depreciation, property, plant and equipment	0.0	0.0
Reclassified as held for sale (Note 6)	0.0
Operating Mine mineral interests
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,060.2
Ending balance	3,328.7	3,060.2
Construction in progress				86.4
Property, plant and equipment not being depreciated			655.8	752.6
Property, plant and equipment (Note 22)	3,060.2	3,060.2	3,328.7	3,060.2
Property, plant and equipment not being depreciated			655.8	752.6
Operating Mine mineral interests | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,066.6	7,370.6
Additions other than through business combinations, property, plant and equipment	187.4	222.4
Reclassification, transfers and other non-cash movements	40.1	11.4
Reclassified as held for sale and disposals	0.0	(537.8)
Ending balance	7,294.0	7,066.6
Property, plant and equipment (Note 22)	7,066.6	7,066.6	7,294.0	7,066.6
Additions other than through business combinations, property, plant and equipment	187.4	222.4
Reclassification, transfers and other non-cash movements	40.1	11.4
Disposals and held for sale, property, plant and equipment	0.0	537.8
Operating Mine mineral interests | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,006.3)	(3,811.2)
DDA	(264.0)	(314.9)
Impairment and impairment reversal	305.0
Reclassified as held for sale and disposals	0.0	119.8
Ending balance	(3,965.4)	(4,006.3)
Property, plant and equipment (Note 22)	(4,006.3)	(4,006.3)	$ (3,965.4)	$ (4,006.3)
Disposals and held for sale, property, plant and equipment	0.0	(119.8)
Depreciation, property, plant and equipment	264.0	$ 314.9
Reclassified as held for sale (Note 6)	$ (305.0)